Note 8 - Other Payables (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block Supplement [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Social welfare accrual	¥11,629,721	¥11,561,944	$1,784,857
Payable of proceeds from exercise of stock options by employees	-	12,472,892	1,924,997
Payroll taxes payable for exercise of stock options by employees	-	5,626,919	865,980
Expenses payable to employees	2,072,380	707,357	109,683
Payroll taxes payable	2,750,666	3,881,652	601,890
Customer deposits	1,234,676	3,128,160	482,904
Miscellaneous payable	290,578	399,362	61,651
Total other payables	¥17,978,021	¥37,778,286	$5,831,962